Related parties (Detail 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Outstanding Balances For Related Party Transactions [Line Items]
Carrying amount at the beginning of the year	$ 183	$ 217
Additions	955	664
Reductions	(440)	(716)
Foreign currency translation	(34)	18
Carrying amount at the end of the year	663	183
of which: unsecured loans and receivables	656	174
Other transactions with associates and joint ventures
Payments to associates and joint ventures for goods and services received	200	155
Fees received for services provided to associates and joint ventures	27	10
Liabilities to associates and joint ventures	312	$ 103
Commitments and contingent liabilities to associates and joint ventures	1,100
Merger with Credit Suisse AG
Outstanding Balances For Related Party Transactions [Line Items]
Additions	$ 89